Schedule of Investments
(unaudited)
January 31, 2025
iShares
®
Short Maturity Municipal Bond Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
Alabama — 6.3%
Black Belt Energy Gas District
Series 2022C-1 , RB , 5.25% , 06/01/25 .... USD 615 $ 617,522
Series 2023C , RB , 5.50% , 06/01/26 ..... 1,000 1,021,928
Series 2024D , RB , 5.00% , 11/01/26 ..... 2,000 2,037,616
Series 2024C , RB , 5.00% , 07/01/27 ..... 935 964,588
Series 2024C , RB , 5.00% , 07/01/28 ..... 1,480 1,540,818
Series 2024D , RB , 5.00% , 11/01/29 ..... 3,500 3,653,878
Series 2022E , RB , VRDN 5.00% , 06/01/28
(a)
5,000 5,172,548
Energy Southeast A Cooperative District
Series 2023B-1 , RB , 5.50% , 11/01/26 .... 800 823,510
Series 2024B , RB , 5.00% , 12/01/26 ..... 100 102,194
Series 2023B-1 , RB , 5.50% , 05/01/27 .... 1,570 1,628,349
Series 2024B , RB , 5.00% , 06/01/27 ..... 115 118,153
Series 2024B , RB , 5.00% , 12/01/27 ..... 100 103,277
Series 2024B , RB , 5.00% , 06/01/28 ..... 240 249,101
Series 2024B , RB , 5.00% , 12/01/28 ..... 250 260,718
Industrial Development Board of the City of
Mobile Alabama, Series 2008, RB, VRDN,
3.30%, 03/12/26
(a)
................ 9,000 9,011,409
Southeast Alabama Gas Supply District (The)
Series 2024A , RB , 5.00% , 04/01/25 ..... 3,500 3,507,077
Series 2024B , RB , 5.00% , 05/01/25 ..... 965 967,574
Series 2024B , RB , 5.00% , 05/01/26 ..... 800 812,459
Southeast Energy Authority A Cooperative
District
Series 2023B , RB , ( Royal Bank of Canada
LIQ ), 5.00% , 06/01/25 ............ 170 170,650
Series 2023A , RB , 5.00% , 07/01/25 ..... 650 653,000
Series 2023B , RB , ( Royal Bank of Canada
LIQ ), 5.00% , 06/01/26 ............ 185 188,125
Series 2024C , RB , 5.00% , 11/01/26 ..... 1,000 1,023,471
Series 2023B , RB , ( Royal Bank of Canada
LIQ ), 5.00% , 06/01/27 ............ 1,000 1,028,895
Series 2024C , RB , 5.00% , 11/01/27 ..... 1,000 1,034,560
Series 2024C , RB , 5.00% , 11/01/28 ..... 1,000 1,043,785
Series 2025A , RB , 5.00% , 06/01/29 ..... 170 177,531
Series 2022B-1 , RB , VRDN
5.00% , 08/01/28
(a)
............... 10,500 10,896,905
48,809,641
Arizona — 0.7%
Arizona Health Facilities Authority
(a)(b)
Series 2015B , RB , VRDN 2.50% , 02/06/25 3,500 3,500,816
Series 2015B , RB , VRDN 3.21% , 02/06/25 100 98,144
City of Phoenix Civic Improvement Corp., Series
2017A, RB, AMT, 5.00%, 07/01/29 ...... 1,700 1,751,072
5,350,032
California — 1.3%
City of Los Angeles, Series 2024, RB,
5.00%, 06/26/25 ................. 10,000 10,063,222
Colorado — 0.6%
Colorado School of Mines, Series 2022D, RB,
VRDN, 3.12%, 02/06/25
(a) (b)
.......... 4,715 4,735,036
Connecticut — 1.7%
Connecticut Housing Finance Authority, Series
2020C-3, RB, VRDN (TD Bank NA SBPA),
2.24%, 02/06/25
(a)
................ 870 870,000
Connecticut State Health & Educational Facilities
Authority
Series 2024A , RB , 5.00% , 07/01/25 ..... 550 554,621
Series 2024A , RB , 5.00% , 07/01/26 ..... 2,050 2,109,354
Security
Par (000)
Par (000) Value
Connecticut (continued)
State of Connecticut
Series 2013A , GO , VRDN
3.24% , 02/06/25
(a) (b)
.............. USD 4,600 $ 4,587,138
Series 2023B , GO , 5.00% , 08/01/25 ..... 4,575 4,626,434
12,747,547
District of Columbia — 0.7%
(a)
District of Columbia, Series A, RB, VRDN (TD
Bank NA LOC), 1.85%, 02/03/25 ....... 3,000 3,000,000
District of Columbia Housing Finance Agency,
Series 2025B, RB, VRDN, 5.00%, 02/01/28 2,010 2,100,462
Metropolitan Washington Airports Authority,
Tender Option Bond Trust Receipts/
Certificates, Series 2019-XG0267, RB,
VRDN (Bank of America NA LOC),
2.30%, 02/10/25
(c) (d)
............... 220 220,000
5,320,462
Florida — 4.3%
County of Miami-Dade, Series 2024A, RB, AMT,
5.00%, 10/01/28 ................. 1,760 1,840,662
County of Miami-Dade Water & Sewer System,
Series 2015, RB, 5.00%, 10/01/26 ...... 1,515 1,534,779
Hillsborough County Aviation Authority
Series 2022A , RB, AMT , 5.00% , 10/01/27 . 600 623,490
Series 2024B , RB, AMT , 5.00% , 10/01/27 . 330 343,044
Series 2024B , RB, AMT , 5.00% , 10/01/28 . 3,200 3,361,692
Miami-Dade County Housing Finance Authority,
Series 2025B, RB, VRDN, 3.55%, 03/01/28
(a)
3,000 3,000,432
Monroe County School District, RB,
4.00%, 05/29/25 ................. 7,000 7,026,407
Orlando Utilities Commission, Series 2008-
1, RB, VRDN (TD Bank NA SBPA),
2.74%, 02/05/25
(a)
................ 15,200 15,200,000
32,930,506
Georgia — 3.3%
Development Authority of Burke County (The),
Series 2013-1, RB, VRDN, 3.38%, 03/12/27
(a)
3,750 3,765,039
Main Street Natural Gas, Inc.
Series 2023B , RB , 5.00% , 03/01/25 ..... 290 290,325
Series 2024A , RB , 5.00% , 03/01/25 ..... 555 555,622
Series 2023A , RB , 5.00% , 06/01/25 ..... 750 753,226
Series 2023B , RB , 5.00% , 09/01/25 ..... 260 262,453
Series 2024B , RB , 5.00% , 09/01/25 ..... 245 247,311
Series 2024A , RB , 5.00% , 09/01/25 ..... 500 504,717
Series 2023D , RB , 5.00% , 12/01/25 ..... 550 556,480
Series 2024A , RB , 5.00% , 03/01/26 ..... 680 691,882
Series 2024B , RB , 5.00% , 03/01/26 ..... 350 356,116
Series 2019A , RB , 5.00% , 05/15/26 ..... 5,695 5,789,472
Series 2024B , RB , 5.00% , 09/01/26 ..... 200 204,996
Series 2023D , RB , 5.00% , 12/01/26 ..... 1,000 1,024,617
Series 2024B , RB , 5.00% , 03/01/27 ..... 490 505,675
Series 2022B , RB , 5.00% , 06/01/27 ..... 1,750 1,802,617
Series 2024C , RB , 5.00% , 12/01/27 ..... 750 776,122
Series 2024C , RB , 5.00% , 12/01/28 ..... 925 964,032
Series 2024E , RB , 5.00% , 12/01/28 ..... 2,220 2,313,682
Series 2024E , RB , 5.00% , 12/01/29 ..... 2,810 2,945,784
Series 2025A , RB , 5.00% , 12/01/29
(e)
.... 750 792,322
25,102,490
Hawaii — 0.4%
State of Hawaii, Series EY, GO, 5.00%, 10/01/27 3,405 3,449,165

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Short Maturity Municipal Bond Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Illinois — 3.6%
Chicago Midway International Airport
Series 2024A , RB, AMT , 5.00% , 01/01/26 . USD 1,350 $ 1,369,165
Series 2024A , RB, AMT , 5.00% , 01/01/27 . 1,000 1,026,886
Chicago O'Hare International Airport
Series 2022C , RB, AMT , 5.00% , 01/01/26 . 1,400 1,423,000
Series 2024C , RB, AMT , 5.00% , 01/01/26 . 6,000 6,095,308
Series 2024C , RB, AMT , 5.00% , 01/01/29 . 10,000 10,507,817
DeKalb Park District
Series 2025 , GO , 5.00% , 03/01/28 ( BAM ) . 310 325,142
Series 2025 , GO , 5.00% , 03/01/29 ( BAM ) . 325 345,506
DuPage County Forest Preserve District, Series
2025, GO, 5.00%, 11/01/29 .......... 700 761,262
Illinois Finance Authority
Series 2024 , RB , 5.00% , 08/01/25 ...... 325 326,691
Series 2024 , RB , 5.00% , 08/01/26 ...... 400 405,964
Series 2024 , RB , 5.00% , 08/01/27 ...... 425 434,830
State of Illinois
Series 2024B , GO , 5.00% , 05/01/25 ..... 1,000 1,004,288
Series 2024B , GO , 5.00% , 05/01/26 ..... 2,300 2,353,558
Series 2024B , GO , 5.00% , 05/01/28 ..... 1,600 1,684,952
28,064,369
Indiana — 2.0%
Indiana Finance Authority
Series 2024 , RB , 5.00% , 03/01/27 ...... 275 284,272
Series 2024 , RB , 5.00% , 03/01/28 ...... 900 942,867
Series 2024 , RB , 5.00% , 03/01/29 ...... 765 811,381
Series 2010A , RB, AMT , VRDN
4.20% , 03/03/25
(a)
............... 6,700 6,680,116
Series 2021B , RB , VRDN 2.55% , 02/06/25
(a) (b)
880 864,602
Indiana Moral Obligation, Tender Option Bond
Trust Receipts/Certificates, Series 2016-
XL0019, RB, VRDN (Barclays Bank plc LIQ),
2.40%, 02/06/25
(a) (c) (d)
.............. 6,000 6,000,000
15,583,238
Iowa — 8.1%
Iowa Finance Authority
Series 2016E , RB , 5.00% , 08/15/29 ..... 795 807,831
Series 2021 , RB , VRDN ( Korea Development
Bank LOC ), 2.50% , 02/06/25
(a) (d)
..... 29,600 29,600,000
Series 2021 , RB, AMT , VRDN ( Citibank NA
LOC ), 3.88% , 04/01/26
(a)
........... 7,000 7,000,231
Series 2017D , RB , VRDN ( Federal Home
Loan Bank SBPA ), 2.22% , 02/06/25
( GNMA/FNMA/FHLMC )
(a)
.......... 450 450,000
PEFA, Inc., Series 2019, RB, VRDN,
5.00%, 09/01/26
(a)
................ 24,140 24,598,879
62,456,941
Kansas — 1.7%
City of Burlington
(a)
Series 2007A , RB , VRDN 2.63% , 02/05/25 4,000 4,000,000
Series 2007B , RB , VRDN 2.63% , 02/05/25 9,000 9,000,000
13,000,000
Kentucky — 1.8%
Kentucky Economic Development Financing
Authority, Tender Option Bond Trust Receipts/
Certificates, Series 2018-XG0161, RB, VRDN
(Bank of America NA LOC), 2.28%, 02/10/25
(AGM)
(a) (c) (d)
.................... 500 500,000
Kentucky Public Energy Authority
Series 2024A , RB , 5.00% , 07/01/25 ..... 315 316,306
Series 2024B , RB , 5.00% , 08/01/25 ..... 375 377,338
Security
Par (000)
Par (000) Value
Kentucky (continued)
Series 2024A , RB , 5.00% , 07/01/26 ..... USD 375 $ 380,516
Series 2024A , RB , 5.00% , 07/01/27 ..... 425 435,145
Series 2024B , RB , 5.00% , 08/01/27 ..... 865 890,089
Series 2023A-1 , RB , 5.00% , 08/01/28 .... 490 508,839
Series 2024B , RB , 5.00% , 08/01/28 ..... 920 955,372
Series 2018C-1 , RB , VRDN
4.00% , 06/01/25
(a)
............... 4,000 4,006,262
Kentucky State Property & Building Commission
Series 2024B , RB , 5.00% , 11/01/25 ..... 5,250 5,335,352
Series A , RB , 5.00% , 11/01/25 ......... 375 381,096
14,086,315
Louisiana — 4.7%
(a)
Louisiana Local Government Environmental
Facilities & Community Development Auth,
Series 2002, RB, VRDN, 2.75%, 02/06/25 . 6,000 6,000,000
Louisiana Local Government Environmental
Facilities & Community Development
Authority, Series 2001, RB, VRDN,
2.75%, 02/06/25 ................. 4,000 4,000,000
Parish of St James, Series 2010B-1, RB, VRDN,
2.43%, 02/05/25 ................. 26,500 26,500,000
36,500,000
Maine — 1.3%
Maine State Housing Authority, Series 2024E,
RB, VRDN, 3.25%, 11/15/25
(a)
......... 10,000 9,997,755
Massachusetts — 2.2%
City of Quincy
Series 2024 , GO , 5.00% , 05/01/25 ...... 1,180 1,186,585
Series 2024 , GO , 5.00% , 05/01/26 ...... 1,240 1,277,317
Series 2024 , GO , 5.00% , 05/01/27 ...... 1,300 1,368,508
Series 2024 , GO , 5.00% , 05/01/28 ...... 1,370 1,471,629
Series 2024 , GO , 5.00% , 05/01/29 ...... 1,435 1,570,880
Massachusetts Bay Transportation Authority,
TECP (TD Bank NA SBPA), 2.77%, 03/06/25 5,200 5,199,737
Massachusetts Water Resources Authority (TD
Bank NA LOC), 2.85%, 05/07/25 ....... 4,000 3,999,946
Town of Sharon, GO, 4.50%, 02/27/25 ..... 1,000 1,001,204
17,075,806
Michigan — 0.6%
Michigan Strategic Fund, Series 2001, RB,
0.58%, 08/01/27 ................. 2,700 2,731,496
Okemos Public Schools, Series 2024II, GO,
5.00%, 05/01/26 (Q-SBLF) .......... 1,200 1,232,940
Walled Lake Consolidated School District
Series 2024 , GO , 5.00% , 05/01/25 ( Q-SBLF ) 405 407,051
Series 2024 , GO , 5.00% , 05/01/26 ( Q-SBLF ) 475 488,039
4,859,526
Minnesota — 0.6%
City of Minneapolis, Series 2009, RB,
VRDN (Wells Fargo Bank NA SBPA),
2.25%, 02/06/25
(a)
................ 1,800 1,800,000
Minneapolis-St Paul Metropolitan Airports
Commission, Series 2024B, RB, AMT,
5.00%, 01/01/28 ................. 2,850 2,978,069
4,778,069
Mississippi — 0.0%
Mississippi Business Finance Corp., Series
2010B, RB, VRDN, 2.24%, 02/05/25
(a)
.... 200 200,000

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Short Maturity Municipal Bond Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Missouri — 0.3%
Missouri State Health & Education Facilities
Authority, Tender Option Bond Trust
Receipts/Certificates, Series 2018C-16,
RB, VRDN (Royal Bank of Canada LOC),
2.30%, 02/06/25
(a) (c) (d)
.............. USD 2,000 $ 2,000,000
Nebraska — 2.4%
County of Douglas, Series 2021B, RB, VRDN,
2.78%, 02/06/25
(a) (b) (d)
.............. 3,400 3,354,157
Lincoln Nebraska Electric, TECP (JPMorgan
Chase Bank NA SBPA), 3.12%, 02/13/25 .. 5,000 5,000,605
Omaha Nebraska Airport Authority, Tender
Option Bond Trust Receipts/Certificates,
Series 2024-XG0593, RB, VRDN (Bank of
America NA LIQ), 2.45%, 02/10/25 (AGC)
(a) (c) (d)
10,000 10,000,000
18,354,762
Nevada — 0.2%
Reno-Tahoe Airport Authority, Series 2024A, RB,
AMT, 5.00%, 07/01/29 ............. 1,260 1,330,233
New Hampshire — 2.7%
(a)
New Hampshire Business Finance
Authority, Series 2018A, RB, AMT, VRDN,
4.50%, 07/01/25 ................. 15,000 15,018,236
New Hampshire Housing Finance Authority,
Series 2024D, RB, VRDN, 3.58%, 07/01/25
(GNMA/FNMA/FHLMC) ............ 5,950 5,951,615
20,969,851
New Jersey — 4.5%
Borough of Haledon, GO, 4.00%, 09/25/25 .. 3,338 3,348,151
Borough of Manasquan, GO, 4.00%, 10/01/25 2,711 2,725,635
Borough of Pompton Lakes, GO,
4.50%, 06/06/25 ................. 700 703,980
Essex County Improvement Authority, Series
2024, RB, 5.00%, 06/18/25 (GTD) ...... 8,295 8,358,888
Jersey City Municipal Utilities Authority, Series
2024B, RB, 5.00%, 05/01/25 (GTD) ..... 3,550 3,562,974
New Jersey Higher Education Student
Assistance Authority, Series 2024B, RB, AMT,
5.00%, 12/01/27 ................. 1,600 1,657,837
Township of Bordentown, GO, 4.50%, 04/01/25 1,000 1,002,616
Township of Egg Harbor, GO, 4.00%, 08/07/25 900 904,677
Township of Maplewood, GO, 4.00%, 10/07/25 5,100 5,129,206
Township of Mount Holly, GO, 4.00%, 09/24/25 3,417 3,432,587
Township of Pemberton, GO, 4.50%, 05/27/25 3,477 3,492,916
34,319,467
New Mexico — 0.1%
New Mexico Mortgage Finance Authority, Series
2023, RB, VRDN, 5.00%, 09/01/25
(a)
..... 970 973,141
New York — 11.5%
Babylon Union Free School District, GO,
4.00%, 06/24/25 (SAW) ............ 3,100 3,105,783
Hempstead Town Local Development Corp.,
Series 2021A, RB, 5.00%, 07/01/25 ..... 520 524,666
Lafayette Central School District, Series 2024,
GO, 4.50%, 06/20/25 (SAW) ......... 1,000 1,005,329
Monroe County Industrial Development
Corp., Series 2023B-1, RB, VRDN,
5.00%, 07/01/27
(a)
................ 4,000 4,162,355
New York City Housing Development
Corp., Series 2024F-2, RB, VRDN,
3.40%, 01/02/29
(a)
................ 10,000 9,901,144
Security
Par (000)
Par (000) Value
New York (continued)
New York City Municipal Water Finance
Authority, Series AA-6, RB, VRDN (Mizuho
Bank Ltd. SBPA), 1.80%, 02/03/25
(a)
..... USD 20,190 $ 20,190,000
New York City Transitional Finance Authority
Series 2025D , RB , 5.00% , 05/01/26 ..... 4,450 4,576,007
Series 2025D , RB , 5.00% , 05/01/29 ..... 2,500 2,717,757
New York City Transitional Finance Authority
Future Tax Secured, Series 2019C-4,
RB, VRDN (Barclays Bank plc SBPA),
1.85%, 02/03/25
(a)
................ 9,815 9,815,000
Onondaga County Resource Recovery Agency,
Series 2015A, RB, AMT, 5.00%, 05/01/27
(AGM) ....................... 2,830 2,842,437
Palmyra Macedon Central School District, GO,
4.50%, 06/17/25 (SAW) ............ 4,320 4,339,976
Schodack Central School District, GO,
4.00%, 07/15/25 (SAW) ............ 1,200 1,203,169
Town of Ossining, GO, 4.50%, 08/01/25 .... 3,536 3,561,950
Triborough Bridge & Tunnel Authority, Series
2022E-2A, RB, VRDN, 3.96%, 02/03/25 ,(1-
day SOFR + 1.05%)
(a) (b)
............ 11,000 10,997,539
Union Endicott Central School District, GO,
4.50%, 06/27/25 (SAW) ............ 4,800 4,818,899
Webutuck Central School District, GO,
4.50%, 06/20/25 (SAW) ............ 4,700 4,721,764
88,483,775
North Carolina — 2.2%
Cumberland County Industrial Facilities &
Pollution Control Financing Authority, Series
2024, RB, AMT, VRDN, 3.75%, 11/01/25
(a)
. 15,000 15,012,974
Durham Capital Financing Corp., Series 2016,
RB, 5.00%, 12/01/28 .............. 1,000 1,035,066
North Carolina Housing Finance Agency, Series
56, RB, VRDN, 3.38%, 07/15/25 (GNMA/
FNMA/FHLMC)
(a)
................ 655 654,490
16,702,530
North Dakota — 0.1%
North Dakota Housing Finance Agency, Series
2015E, RB, VRDN (TD Bank NA SBPA),
2.25%, 02/06/25
(a)
................ 675 675,000
Ohio — 2.1%
City of Hamilton, Series 2024, GO,
4.00%, 12/17/25 ................. 2,900 2,923,978
City of Miamisburg, Series 2025, GO,
3.75%, 02/10/26
(e)
................ 2,000 2,014,297
Columbus Regional Airport Authority, Series
2025A, RB, AMT, 5.00%, 01/01/30
(e)
..... 1,675 1,778,331
Ohio Air Quality Development Authority, Series
2005C, RB, AMT, 3.70%, 04/01/28 ...... 3,250 3,217,131
Ohio Higher Educational Facility Commission,
Series 2021B, RB, VRDN, 2.48%, 02/06/25
(a) (b)
6,500 6,418,225
16,351,962
Oklahoma — 0.8%
Garfield County Industrial Authority, Series
2024A, RB, VRDN, 2.35%, 02/05/25
(a)
.... 5,400 5,400,000
Oklahoma Industries Authority, Series 2024, RB,
5.00%, 04/01/26 ................. 400 409,665
University of Oklahoma (The), Series 2024A,
RB, 5.00%, 07/01/25 (BAM) .......... 300 302,492
6,112,157

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Short Maturity Municipal Bond Active ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oregon — 1.6%
State of Oregon Housing & Community Services
Department, Series 2024R, RB, VRDN,
4.00%, 01/01/29
(a)
................ USD 12,000 $ 12,121,190
Pennsylvania — 2.6%
Allegheny County Hospital Development
Authority, Series 2017D-2 , Sub-Series D, RB,
VRDN, 2.83%, 02/06/25
(a) (b)
.......... 1,000 997,644
Allegheny County Sanitary Authority, Series
2024, RB, 5.00%, 12/01/25 .......... 1,650 1,680,409
General Authority of Southcentral Pennsylvania,
Series 2015, RB, 5.00%, 12/01/25 ...... 1,530 1,556,565
Luzerne County Industrial Development
Authority, Series 2017, RB, 5.00%, 12/15/27
(AGM) ....................... 1,000 1,015,015
Pennsylvania Economic Development Financing
Authority
(a)
Series 2019A , RB, AMT , VRDN
4.25% , 08/01/25 ................ 7,000 7,026,967
Series 2019B-2 , RB, AMT , VRDN
4.20% , 07/15/25 ................ 2,780 2,778,294
Pennsylvania Housing Finance Agency, Series
2023-141B, RB, VRDN (Royal Bank of
Canada SBPA), 2.30%, 02/05/25
(a)
...... 2,500 2,500,000
Pennsylvania Turnpike Commission, Series
2020, RB, VRDN (TD Bank NA LOC),
2.24%, 02/06/25
(a)
................ 500 500,000
State Public School Building Authority, Series
2025, RB, 5.00%, 05/01/28 (AGC)
(e)
..... 1,870 1,983,725
20,038,619
South Carolina — 0.4%
South Carolina Public Service Authority
Series 2024A , RB , 5.00% , 12/01/26 ..... 675 698,746
Series 2024A , RB , 5.00% , 12/01/27 ..... 485 510,279
Series 2024A , RB , 5.00% , 12/01/28 ..... 485 517,991
South Carolina Public Service Authority, Tender
Option Bond Trust Receipts/Certificates,
Series 2022-XG0398, RB, VRDN (Barclays
Bank plc LIQ), 2.37%, 02/06/25 (BAM-
TCRS)
(a) (c) (d)
.................... 1,000 1,000,000
2,727,016
South Dakota — 0.1%
South Dakota Housing Development Authority,
Series 2022D, RB, VRDN (Federal Home
Loan Bank LIQ), 2.25%, 02/06/25
(a)
..... 600 600,000
Tennessee — 5.2%
Metropolitan Government of Nashville &
Davidson County Water & Sewer
TECP , 3.30% , 02/05/25 ............. 10,000 10,000,527
TECP , 3.05% , 03/17/25 ............. 6,900 6,899,968
Tennergy Corp.
Series 2022A , RB , 5.25% , 12/01/25 ..... 575 578,684
Series 2024A , RB , 5.00% , 06/01/28 ..... 210 219,919
Series 2024A , RB , 5.00% , 06/01/29 ..... 625 659,026
Series 2021A , RB , VRDN 4.00% , 09/01/28
(a)
3,435 3,465,415
Tennessee Energy Acquisition Corp.
Series 2006A , RB , 5.25% , 09/01/26 ..... 3,355 3,401,320
Series 2006B , RB , 5.63% , 09/01/26 ..... 5,925 6,083,025
Series 2023A-1 , RB , VRDN
5.00% , 05/01/28
(a)
............... 5,000 5,171,675
Security
Par (000)
Par (000) Value
Tennessee (continued)
Tennessee Housing Development
Agency, Series 2024-3C, RB, VRDN,
3.50%, 10/01/25
(a)
................ USD 3,520 $ 3,520,565
40,000,124
Texas — 14.1%
Board of Regents of the University of Texas
System
TECP , 3.20% , 02/05/25 ............. 5,000 5,000,385
TECP , 3.28% , 02/05/25 ............. 4,000 4,000,282
TECP , 3.10% , 02/13/25 ............. 5,000 5,000,749
TECP , 3.12% , 05/12/25 ............. 6,500 6,504,232
TECP , 2.85% , 05/22/25 ............. 3,200 3,199,966
TECP , 2.85% , 07/01/25 ............. 6,000 5,999,912
Series 2025A , RB , 5.00% , 08/15/28
(e)
.... 10,000 10,719,874
City of Austin Combined Utility Systems,
TECP (JPMorgan Chase Bank NA SBPA),
3.10%, 03/06/25 ................. 1,360 1,360,303
City of Galveston
Series 2024A , RB, AMT , 5.00% , 08/01/26 . 625 637,702
Series 2024A , RB, AMT , 5.00% , 08/01/27 . 650 669,789
Series 2024A , RB, AMT , 5.00% , 08/01/28 . 725 753,146
City of Lubbock Water & Wastewater
Series 2024 , RB , 5.00% , 02/15/26 ...... 2,200 2,247,029
Series 2024 , RB , 5.00% , 02/15/27 ...... 5,620 5,847,100
Series 2024 , RB , 5.00% , 02/15/28 ...... 2,250 2,380,878
Comal Independent School District, Series 2024,
GO, 5.00%, 02/15/26 (PSF) .......... 2,500 2,555,829
El Paso Electric Co.
TECP , 3.35% , 02/12/25 ............. 3,500 3,500,553
TECP , 3.25% , 03/06/25 ............. 3,200 3,200,701
TECP , 3.25% , 03/13/25 ............. 3,200 3,200,852
Lamar Consolidated Independent School District,
Series 2024A, GO, 5.00%, 02/15/26 (PSF) . 5,000 5,111,920
Mission Economic Development Corp.
(a)
Series 2020B , RB, AMT , VRDN
4.12% , 03/03/25 ................ 5,750 5,743,315
Series 2020A , RB, AMT , VRDN
4.25% , 02/03/25
(e)
............... 3,500 3,500,000
Plano Independent School District, Series 2025,
GO, 5.00%, 02/15/29 (PSF)
(e)
......... 4,500 4,858,533
San Antonio Water System, Series 2016A, RB,
5.00%, 05/15/29 ................. 1,010 1,032,687
Tarrant County Cultural Education Facilities
Finance Corp., Series 2024B, RB,
5.00%, 07/01/26 ................. 875 898,442
Tarrant County Housing Finance Corp., Series
2025, RB, VRDN, 3.60%, 02/01/28
(a)
..... 3,000 3,008,811
Tarrant Regional Water District Water Supply
System, Series 2015, RB, 5.00%, 03/01/28 1,260 1,261,862
Texas Municipal Gas Acquisition & Supply Corp.
III
Series 2021 , RB , 5.00% , 12/15/25 ...... 4,690 4,738,343
Series 2021 , RB , 5.00% , 12/15/26 ...... 1,850 1,889,345
Texas Municipal Gas Acquisition & Supply Corp.
V
Series 2024 , RB , 5.00% , 01/01/26 ...... 550 556,835
Series 2024 , RB , 5.00% , 01/01/28 ...... 750 777,093
Series 2024 , RB , 5.00% , 01/01/29 ...... 1,050 1,099,420
Texas State University System, Series 2024, RB,
5.00%, 03/15/25 ................. 2,755 2,761,598
Tomball Independent School District, Series
2024, GO, 5.00%, 02/15/26 (PSF) ...... 4,250 4,347,174
108,364,660

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Short Maturity Municipal Bond Active ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Utah — 0.1%
City of Salt Lake City, Series 2018A, RB, AMT,
5.00%, 07/01/29 ................. USD 1,000 $ 1,044,256
Virginia — 0.9%
Virginia Housing Development Authority
Series 2024H , RB , 3.60% , 12/01/28 ..... 1,450 1,445,916
Series 2024H , RB , 3.63% , 06/01/29 ..... 3,965 3,944,124
Winchester Economic Development Authority,
Series 2024A, RB, 5.00%, 01/01/28 ..... 1,090 1,144,355
6,534,395
Washington — 2.8%
County of Spokane
Series 2024B , RB, AMT , 5.00% , 01/01/26 . 720 729,329
Series 2024B , RB, AMT , 5.00% , 01/01/27 . 1,600 1,640,157
Series 2024B , RB, AMT , 5.00% , 01/01/28 . 1,625 1,681,598
Series 2024B , RB, AMT , 5.00% , 01/01/29 . 1,760 1,837,261
Port of Seattle, Series 2024B, RB, AMT,
5.00%, 07/01/28 ................. 6,250 6,517,852
State of Washington, Series R-2024C, GO,
5.00%, 08/01/25 ................. 8,000 8,089,800
Washington Health Care Facilities
Authority, Series 2019B-2, RB, VRDN,
5.00%, 08/01/25
(a)
................ 800 800,873
21,296,870
West Virginia — 0.1%
West Virginia Economic Development Authority,
Series 2015A, RB, VRDN, 3.38%, 06/15/28
(a)
1,000 997,954
Wisconsin — 1.3%
State of Wisconsin, Series 2024-2, GO,
5.00%, 05/01/26 ................. 7,000 7,197,179
Wisconsin Health & Educational Facilities
Authority, Series 2018C-2, RB, VRDN,
2.43%, 02/06/25
(a) (b)
............... 2,000 1,985,897
Security
Par (000)
Par (000) Value
Wisconsin (continued)
Wisconsin Housing & Economic Development
Authority Home Ownership, Series 2016C,
RB, VRDN (Royal Bank of Canada SBPA),
2.25%, 02/06/25 (FNMA)
(a)
........... USD 710 $ 710,000
9,893,076
Total Long-Term Investments — 102 .0%
(Cost: $ 783,447,236 ) .............................. 785,001,158
Shares
Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 1.99%
(f) (g)
......... 159,246 159,262
Total Short-Term Securities — 0.0%
(Cost: $ 159,262 ) ................................. 159,262
Total Investments — 102 .0%
(Cost: $ 783,606,498 ) .............................. 785,160,420
Liabilities in Excess of Other Assets — (2.0) % ............. (15,176,922)
Net Assets — 100.0% ...............................
$ 769,983,498
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
When-issued security.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
Shares
Held at
01/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 192,950 $ — $ (33,688)
(a)
$ — $ — $ 159,262 159,246 $ 44,371 $ —
— —
(a)
Represents net amount purchased (sold).

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
Short Maturity Municipal Bond Active ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 785,001,158 $ — $ 785,001,158
Short-Term Securities
Money Market Funds ...................................... 159,262 — — 159,262
$ 159,262 $ 785,001,158 $ — $ 785,160,420
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
AMT Alternative Minimum Tax
BAM Build America Mutual Assurance Co.
BAM-TCRS Build America Mutual Assurance Co. - Transferable Custodial Receipts
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation Bonds
GTD Guaranteed
LIQ Liquidity Agreement
LOC Letter of Credit
PSF Permanent School Fund
Q-SBLF Qualified School Bond Loan Fund
RB Revenue Bonds
SAW State Aid Withholding
SBPA Stand-by-Bond Purchase Agreement
SOFR Secured Overnight Financing Rate
TECP Tax-Exempt Commercial Paper
VRDN Variable Rate Demand Notes